Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Abstract]
Gain on disposition of premium equipment	$ 28.0